LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.LONG-TERM INVESTMENTS

Cost method investment

In December 2015, the Group sold 36.1% equity interest in Beijing Balawula Technology and Culture Co., Ltd. (“Balawula”), which was a subsidiary previously controlled by Beijing RYB, for cash consideration of $68, and the Group’s equity investment in Balawula decreased from 56% to 19.9%. Subsequent to this disposal, the Group accounted for its 19.9% investment in Balawula as cost method investment because the Group did not have the ability to exercise significant influence over the operating and financial policies of Balawula. As of the date the loss of control occurred, the Group recognized $163 gain on disposal of Balawula, and remeasured the retained equity interest at nil fair value, due to continued accumulated losses of Balawula.

Equity method investments

In April 2016, the Group invested cash consideration of $231 to set up a joint venture, Hainan RYB International Kindergarten Management Co., Ltd (“Hainan RYB”), with a third party, and obtained 51% equity interest in ownership. The Group holds three seats out of five of the board of directors of Hainan RYB. Subject to the articles of association of Hainan RYB, the adoption of any resolution of the board of directors shall require the affirmative vote of all directors of Hainan RYB. The Group used the equity method to account for the investment, because the Group had the ability to exercise significant influence but did not have control over the investee.

In September 2016, the Group invested cash consideration of $301 to acquire 16% equity interest in Beijing Seven Children Education Technology Co., Ltd. (“Seven Children”). The Group holds one seat out of three of the board of directors of Seven Children. The Group used the equity method to account for the investment, because the Group had the ability to exercise significant influence but did not have control over the investee.

The Group shared loss of nil, $189 and $239 from its equity method investments during the years ended December 31, 2015, 2016 and 2017, respectively.